As Filed with the Securities and Exchange Commission on May 18, 2001
                 Investment Company Act File No. 811-05795

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-2
                          REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
                              Amendment No. 9                        [X]
                     (Check appropriate box or boxes.)

                       PUTNAM HIGH YIELD MUNICIPAL TRUST
               (Exact name of registrant as specified in charter) One Post Office Square, Boston, Massachusetts 02109 (Address of Principal Executive Offices) (Zip Code)
                              (617) 292-1000
               (Registrant's Telephone Number, including Area Code)

                              JOHN R. VERANI
                     Putnam High Yield Municipal Trust
                         One Post Office Square
                      Boston, Massachusetts 02109
                  (Name and Address of Agent for Service)

                               Copies to:

                        JOHN W. GERSTMAYR, Esquire
                              ROPES & GRAY
                        One International Place
                           Boston, MA 02110


PART C
ITEM 23.  EXHIBITS

     Amendment to the Registrant's Bylaws, adopted as of March 9, 2001 by the Registrant's Board of Trustees, is filed herewith as Exhibit 2(b).

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 18th day of May, 2001.

                                            PUTNAM HIGH YIELD MUNICIPAL TRUST

                                                        By:  Gordon H. Silver
                                                        ---------------------
                                                             Vice President